The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of January 31, 2022 and January 31, 2021: (Details) - USD ($)
	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Liabilities:
Derivative Liabilities – embedded redemption feature	$ 1,991,793	$ 1,263,442	$ 213,741	$ 2,611,125
Totals	1,991,793	1,263,442	213,741
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative Liabilities – embedded redemption feature
Totals
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative Liabilities – embedded redemption feature
Totals
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative Liabilities – embedded redemption feature	1,991,793	1,263,442	213,741
Totals	$ 1,991,793	$ 1,263,442	$ 213,741